Balance Sheet Components - Schedule of accrued expenses and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Accrued compensation and employee benefits	$ 2,999	$ 2,859
Customer advances	0	471
Accrued professional services	1,909	497
Accrued valued added and other taxes	399	400
Accruals for purchases received	751	550
Current operating lease liabilities	593	0
Accrued TAS legal settlement	325	0
Other current liabilities	968	845
Accrued expenses and other current liabilities	$ 7,944	$ 5,622